Supplemental Cash Flow Information Supplemental Cash Flow Information (Tables)	12 Months Ended
Nov. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Supplemental Cash Flow Information

	November 30,
(in millions)	2022	2021
Cash and cash equivalents (Consolidated Balance Sheets)	$4,029	$8,939
Restricted cash (Consolidated Balance Sheets)	1,988	14
Restricted cash (included in other assets)	20	24
Total cash, cash equivalents and restricted cash (Consolidated Statements of Cash Flows)	$6,037	$8,976